Interest and finance cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 153,727	$ 109,510
Amortization and write-off of financing fees	18,451	9,914
Amortization of convertible notes discount	23,658	20,883
Amortization of share lending agreement-note issuance costs (Note 9)	1,475	1,475
Premium on 9.5% Senior Unsecured Notes (Note 9)	26,546	0
Other	3,076	10,857
Capitalized interest	(19,400)	(34,466)
Total	$ 207,533	$ 118,173